Financial instruments (Tables)	12 Months Ended
Mar. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Carrying value and fair value of financial instruments
The carrying value and fair value of financial instruments as of March 31, 2024 and 2023, respectively were as follows:

		As of March 31, 2024				As of March 31, 2023
	Category	Total carrying value		Total fair value		Total carrying value		Total fair value
Assets:
Cash and cash equivalents	Amortized cost	Rs.	7,107	Rs.	7,107	Rs.	5,779	Rs.	5,779
Other investments	Refer to Note 8		75,422		75,422		56,678		56,678
Trade and other receivables	Amortized cost		80,298		80,298		72,485		72,485
Derivative financial instruments	FVTPL		169		169		1,232		1,232
Other assets (1)	Amortized cost		3,594		3,594		5,678		5,678
Total		Rs.	166,590	Rs.	166,590	Rs.	141,852	Rs.	141,852
Liabilities:
Trade and other payables	Amortized cost	Rs.	30,919	Rs.	30,919	Rs.	26,444	Rs.	26,444
Derivative financial instrument	FVTPL		468		468		137		137
Long-term borrowings	Amortized cost		7,297		7,297		6,082		6,082
Short-term borrowings	Amortized cost		12,723		12,723		7,390		7,390
Other liabilities and provisions (2)	See below discussion in this Note 30		30,575		30,575		26,210		26,210
Total		Rs.	81,982	Rs.	81,982	Rs.	66,263	Rs.	66,263

(1)

Other assets that are not financial assets (such as receivables from statutory authorities, government incentives receivable, prepaid expenses, advances paid and certain other receivables) of
Rs.20,598 and Rs.15,191 as of March 31, 2024 and 2023, respectively, are not included.

(2)

Other liabilities and provisions that are not financial liabilities (such as statutory dues payable, deferred revenue, advances from customers and others) of
Rs.21,735 and Rs.21,623 as of March 31, 2024 and 2023, respectively, are not included.

Other liabilities and provisions includes amount measured at amortized cost of Rs.
30,388
and Rs.
26,023
as of March 31, 2024 and 2023, respectively, and contingent consideration measured at FVTPL of Rs.187 and Rs.187 as of March 31, 2024 and 2023, respectively.

Disclosure of detailed information about Fair Value Measurement Of Assets And Liabilities
The following table presents the fair value hierarchy of assets and liabilities measured
at fair value on a recurring basis as of March 31, 2024:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	40,597	Rs.	-	Rs.	-	Rs.	40,597
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		644		644
FVTPL - Financial asset - Investments in equity securities		135		-		1		136
FVTPL – Financial asset – Investments in others		-		-		166		166
FVTOCI - Financial asset - Investments in equity securities		249		-		-		249
Derivative financial instruments – net (loss)/gain on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		(299)		-		(299)

The following table presents the fair value hierarchy of assets and liabilities measured at fair value on a recurring
basis as of March 31, 2023:

Particulars	Level 1		Level 2		Level 3		Total
FVTPL - Financial asset - Investments in units of mutual funds	Rs.	38,180	Rs.	-	Rs.	-	Rs.	38,180
FVTPL - Financial asset - Investment in limited liability partnership firm (2)		-		-		378		378
FVTPL - Financial asset - Investments in equity securities		70		-		1		71
FVTOCI - Financial asset - Investments in equity securities		281		-		-		281
FVTOCI - Financial asset - Investments in market linked debentures		994		-		-		994
Derivative financial instruments – net gain/(loss) on outstanding foreign exchange forward, option and swap contracts and interest rate swap contracts (1)		-		1,095		-		1,095

(1)
The Company enters into derivative financial instruments with various counterparties, principally financial institutions and banks. Derivatives which are valued using valuation techniques with market observable inputs are mainly interest rate swaps, foreign exchange forward option and swap contracts. The most frequently applied valuation techniques include forward pricing, swap models and Black-Scholes-Merton models (for option valuation), using present value calculations. The models incorporate various inputs, including foreign exchange forward rates, interest rate curves and forward rate curves.

(2)	Fair value of these instruments is determined based on an independent valuation report, which uses the net asset value method.

Disclosure of detailed information about of gain/loss recognized in Respect of derivative contracts
The following table presents details in respect of the gain/(loss) recognized in respect of derivative contracts to hedge highly probable forecast transactions during the applicable year ended:

	For the Year Ended March 31,
	2024		2023		2022
Net (loss)/gain recognized in finance costs in respect of foreign exchange derivative contracts and cross currency interest rate swaps contracts	Rs.	(9)	Rs.	62	Rs.	245
Net (loss)/gain recognized in OCI in respect of hedges of highly probable forecast transactions. (Net of amounts reclassified from OCI and recognized as component of revenue)		(470)		(905)		883
Net gain/(loss) reclassified from OCI and recognized as component of revenue upon occurrence of forecasted transaction		1,368		(4,375)		525

Disclosure of notional amount of outstanding foreign exchange derivative contracts
The following table gives details in respect of the notional amount of outstanding foreign exchange derivative
contracts as of March 31, 2024.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	RUB	INR	RUB 1,227	Sell
	Forward contract	U.S.$	INR	U.S.$ 445	Sell
	Forward contract	ZAR	INR	ZAR 133	Sell
	Forward contract	GBP	INR	GBP 17	Sell
	Forward contract	AUD	INR	AUD 7	Sell
	Forward contract	EUR	INR	EUR 5	Sell
	Forward contract	U.S.$	BRL	U.S.$ 6	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 11	Buy
	Forward contract	U.S.$	RON	U.S.$ 20	Buy
	Forward contract	EUR	U.S.$	EUR 99	Buy
	Forward contract	GBP	U.S.$	GBP 55	Buy
	Forward contract	U.S.$	AUD	U.S.$ 4	Buy
	Option contract	U.S.$	INR	U.S.$ 20	Sell
	Option contract	RUB	U.S.$	RUB 2000	Sell
	Currency Swap	EUR	BRL	EUR 7	Buy
Hedges of highly probable forecast transactions	Forward contract	U.S.$	INR	U.S.$ 11	Sell
	Forward contract	RUB	INR	RUB 1,500	Sell
	Option contract	U.S.$	INR	U.S.$ 903	Sell
	Option contract	RUB	U.S.$	RUB 1,050	Sell

The following table gives details in respect of the notional amount of outstanding foreign exchange derivative contracts as of
March
31, 2023.

Category	Instrument	Currency (1)	Cross Currency (1)	Amounts	Buy/Sell
Hedges of recognized assets and liabilities	Forward contract	AUD	INR	AUD 10	Sell
	Forward contract	GBP	INR	GBP 13	Sell
	Forward contract	RUB	INR	RUB 2,614	Sell
	Forward contract	U.S.$	INR	U.S.$ 456	Sell
	Forward contract	U.S.$	MXN	U.S.$ 10	Buy
	Forward contract	ZAR	INR	ZAR 84	Sell
	Forward contract	U.S.$	RON	U.S.$ 21	Buy
	Forward contract	U.S.$	AUD	U.S.$ 4	Buy
	Forward contract	EUR	U.S.$	EUR 65	Buy
	Forward contract	GBP	U.S.$	GBP 52	Buy
	Forward contract	U.S.$	CLP	U.S.$ 3	Buy
	Forward contract	U.S.$	COP	U.S.$ 9	Buy
	Forward contract	U.S.$	BRL	U.S.$ 2	Buy
	Forward contract	EUR	INR	EUR 1	Sell
	Forward contract	CAD	INR	CAD 2	Sell
	Option contract	U.S.$	INR	U.S.$ 45	Sell
Hedges of highly probable forecast transactions	Forward contract	AUD	INR	AUD 4	Sell
	Forward contract	RUB	INR	RUB 3,380	Sell
	Forward contract	U.S.$	INR	U.S.$ 172	Sell
	Option contract	RUB	U.S.$	RUB 4,000	Sell
	Option contract	U.S.$	INR	U.S.$ 657	Sell

(1)
“AUD” means Australian dollars, “BRL” means Brazilian reals, “CAD” means Canadian dollars, “COP” means Colombian pesos, “CLP” means Chilean pesos, “EUR” means Euros, “GBP” means U.K. pounds sterling, “INR” means Indian rupees, “MXN” means Mexican pesos, “RON” means Romanian new leus, “RUB” means Russian roubles, “U.S.$” means United States dollars and “ZAR” means South African rands.

Disclosure Of Detailed Information About Highly Probable Forecast Transactions Hedged Items
The table below summarizes the periods when the cash flows associated with highly probable forecast transactions that are classified as cash flow hedges are expected to occur:

	As of March 31,
	2024		2023
Cash flows in U.S dollars
Not later than one month	Rs.	7,256	Rs.	5,505
Later than one month and not later than three months		14,512		11,011
Later than three months and not later than six months		19,267		16,516
Later than six months and not later than one year		34,279		30,568
	Rs.	75,315	Rs.	63,600
Cash flows in Russian roubles
Not later than one month	Rs.	767	Rs.	560
Later than one month and not later than three months		1,535		1,665
Later than three months and not later than six months		-		4,545
Later than six months and not later than one year		-		1,030
	Rs.	2,302	Rs.	7,800
Cash flows in Australian dollars
Not later than one month	Rs.	-	Rs.	-
Later than one month and not later than three months		-		28
Later than three months and not later than six months		-		55
Later than six months and not later than one year		-		149
	Rs.	-	Rs.	232